REAL ESTATE INVENTORY	12 Months Ended
Dec. 31, 2020
REAL ESTATE INVENTORY
REAL ESTATE INVENTORY

3.REAL ESTATE INVENTORY

The following table presents the components of inventory, net of applicable real estate inventory valuation adjustments, as of the dates presented (in thousands):

	December 31,	December 31,
	2020	2019
Work-in-process	$183,004	$179,419
Finished goods	282,932	1,132,950
Total real estate inventory	$465,936	$1,312,369